Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures [Abstract]
Acquisitions and Divestitures

Note 3. Acquisitions and Divestitures

The third party acquisitions discussed below were accounted for under the acquisition method of accounting. Accordingly, we, our predecessor, and the previous owners conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while acquisition costs associated with the acquisitions were expensed as incurred. The operating revenues and expenses of acquired properties are included in the accompanying financial statements from their respective closing dates forward. The transactions were financed through capital contributions and borrowings under credit facilities.

The fair values of oil and natural gas properties are measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural properties include estimates of: (i) economic reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital.

Our acquisitions of oil and gas properties from Memorial Resource in both April and May 2012 and March 2013, as further discussed in Note 13, were each accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the net assets acquired were recorded at Memorial Resource’s carrying value. Likewise, our acquisition of REO from Rise in December 2012, as further discussed in Note 13, was also accounted for as a transaction between entities under common control.

2012 Acquisitions

Third Party. On May 1, 2012, we acquired non-operating interests in certain oil and natural gas properties located in East Texas and North Louisiana from an undisclosed third party seller (“Undisclosed Seller Acquisition”) for a final net purchase price of approximately $36.5 million after customary post-closing adjustments. The effective date of this transaction was January 1, 2012. This transaction was financed with borrowings under our revolving credit facility. Because this transaction was a joint acquisition with Memorial Resource, the transaction was approved by the board of directors of our general partner (the “Board”) and by its conflicts committee, which is comprised entirely of independent directors. These properties are located primarily in Polk County, Texas and Lincoln and Claiborne Parishes, Louisiana. During the year ended December 31, 2012, approximately $4.8 million of revenue and $1.2 million of earnings were recorded in the statement of operations related to the Undisclosed Seller Acquisition subsequent to the closing date.

On September 28, 2012, we acquired certain oil and natural gas properties in East Texas from Goodrich Petroleum Corporation (“Goodrich Acquisition”), for a final net purchase price of $90.4 million after customary post-closing adjustments. The effective date of this transaction was July 1, 2012. This transaction was financed with borrowings under our revolving credit facility. These properties are located in the East Henderson field of Rusk County, Texas. During the year ended December 31, 2012, approximately $4.6 million of revenue and $2.0 million of earnings were recorded in the statement of operations related to the Goodrich Acquisition subsequent to the closing date.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller Acquisition	Goodrich Acquisition
Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$36,865	$91,187
Prepaid expenses and other current assets	—	425
Revenues payable	—	(875)
Asset retirement obligations	(321)	(161)
Accrued liabilities	(83)	(153)

Total identifiable net assets	$36,461	$90,423

The following unaudited pro forma combined results of operations are provided for the twelve month periods ended December 31, 2012 and 2011 as though the third-party acquisitions had been completed on January 1, 2011. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Partnership, our predecessor, and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transactions occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2012	2011
	(In thousands, except per unit amounts)
Revenues	$194,968	$210,808
Net income	47,024	154,836
Basic and diluted earnings per unit	0.37	0.33

Acquisition-related costs. Approximately $3.3 million of acquisition-related costs are included in general and administrative expense in the accompanying statements of operations for the year ended December 31, 2012. This amount includes acquisition-related costs for both related party and third party transactions.

2011 Acquisitions

Effective January 1, 2011, our predecessor acquired BP’s interests in wells located in Duval, Jim Hogg, McMullen and Webb counties located in Texas in exchange for our predecessor’s interest in approximately 10,700 net acres located in the Nueces Field of the Eagle Ford Shale located in South Texas and $20.0 million in cash, subject to certain closing adjustments. The transaction closed on May 31, 2011 and our predecessor paid a total of approximately $12.9 million in cash consideration at closing, net of adjustments.

The purchase price allocation resulted in the acquisition date fair value of $82.6 million allocated to proved oil and gas properties, $1.2 million allocated to asset retirement obligations, $0.5 million allocated to accrued liabilities and $0.6 million to deferred tax liabilities. After taking into consideration the net book value of the Nueces Field properties exchanged to BP of $5.2 million and the $12.9 million in cash consideration paid at closing, our predecessor recorded a $62.2 million gain during the year ended December 31, 2011.

On April 8, 2011, our predecessor and the previous owners together acquired producing oil and natural gas properties in East Texas (the “Carthage Properties”) from a third party. Our predecessor and the previous owners estimated that as of April 8, 2011, the fair value of the Carthage Properties acquired was approximately $302.0 million, which was considered to be representative of the price paid by a typical market participant. The following table summarizes the fair value of the assets acquired and liabilities assumed as of April 8, 2011 (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$307,185
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)

Total identifiable net assets	$301,951

Summarized below are the results of operations for the years ended December 31, 2011 and 2010, on an unaudited pro forma basis, as if the BP and Carthage Properties acquisitions had occurred on January 1, 2010. The unaudited pro forma financial information was derived from the historical combined statements of operations of our predecessor and the previous owners, the statements of revenues and direct operating expenses for the BP and Carthage Properties and the historical accounting records of the sellers. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2011	2010
	(In thousands)
BP and Carthage Properties:
Revenues	$194,457	$172,674
Net income	81,010	34,755

During the year ended December 31, 2011, approximately $8.3 million and $46.2 million of revenue and $2.3 million and $32.2 million of earnings were recorded in the statement of operations related to the BP and Carthage Properties acquisitions subsequent to their respective closing dates.

Effective July 1, 2011, our predecessor acquired producing oil and natural gas properties in Webb and Zapata counties located in South Texas. The net purchase price of $2.25 million was allocated to oil and natural gas properties. The acquisition closed on June 30, 2011.

Approximately $1.0 million of acquisition costs related to the 2011 acquisitions is included in other expense in the accompanying statements of operations for the year ended December 31, 2011.

2010 Acquisitions

Effective January 1, 2010, our predecessor acquired producing oil and natural gas properties in East Texas from Petrohawk Properties, LP for approximately $5.8 million. The net purchase price was allocated $5.8 million to proved oil and gas properties. The acquisition closed on May 28, 2010.

Effective March 1, 2010, our predecessor acquired oil and natural gas properties in East Texas from BP for approximately $8.2 million. The net purchase price was allocated to proved oil and gas properties. This acquisition closed on March 29, 2010.

Effective April 1, 2010, our predecessor acquired Forest Oil’s interests in wells located in Webb County, Texas (the “Forest Oil Properties”) for a net purchase price of approximately $65.9 million. The net purchase price was allocated to oil and gas properties. This acquisition of properties closed on June 30, 2010. Summarized below are the results of operations for the years ended December 31, 2010 on an unaudited pro forma basis, as if this acquisition had occurred on January 1, 2009. The unaudited pro forma financial information was derived from the historical combined statement of operations of our predecessor and the previous owners as well as the statements of revenues and direct operating expenses for the Forest Oil Properties, which were derived from the historical accounting records of the seller. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

For the Year Ended December 31,
2010
(In thousands)
Forest Oil Properties:
Revenues	$100,771
Net income	7,460

Effective May 1, 2010, our predecessor acquired Merit Energy’s (“Merit”) interest in wells located in South Texas for a net purchase price of approximately $14.1 million. The net purchase price was allocated as follows (in thousands):

Oil and gas properties	$15,397
Prepaid assets	450
Assumed liabilities	(1,728)

Net purchase price	$14,119

As part of the acquisition process, an environmental review was performed and it was determined that there was environmental damage to one of the acquired properties. As such, the parties agreed to reduce the purchase price by approximately $0.5 million. Additionally, our predecessor and Merit entered into an escrow agreement whereby our predecessor agreed to pay for the initial $1.0 million of the remediation costs, with Merit paying for amounts incurred in excess of $1.0 million and up to $1.5 million. Our predecessor’s anticipated cost to remediate this area is $1.5 million. As of December 31, 2010, our predecessor recorded an accrued liability of $1.5 million for the anticipated costs to remediate this area. Merit funded an escrow account with the $0.5 million and that amount is included on the balance sheet as a prepaid asset. This acquisition closed on June 4, 2010. As of December 31, 2012, approximately $1.0 million of costs have been incurred and the approximately $0.5 million of remaining environmental accrued liability is recorded as a current liability in accrued liabilities.

Effective September 1, 2010, the previous owners acquired certain oil and gas properties in various counties in East Texas from a third party. This acquisition closed on December 16, 2010. The purchase price allocation resulted in the acquisition date fair value of $15.4 million allocated to proved oil and gas properties and $0.4 million allocated to asset retirement obligations. The Partnership purchased these properties from Memorial Resource on April 2, 2012. See Note 13 for information about the Partnership’s acquisitions of oil and gas properties from Memorial Resource in April 2012 and Note 1 for information regarding basis of presentation.

Effective May 1, 2010, our predecessor acquired Zachry Exploration, LLC’s interest in Laredo area properties for a net purchase price of $6.5 million. The net purchase price was allocated to oil and gas properties. This acquisition closed on August 3, 2010.

Effective April 1, 2010, our predecessor acquired U.S. Enercorp, LTD’s interest in wells located in McMullen County, Texas for a net purchase price of approximately $2.6 million. The net purchase price was allocated to oil and gas properties. This acquisition closed on May 28, 2010.

Our predecessor also acquired interests in oil and gas properties in a number of individually insignificant acquisitions during 2010 which aggregated to a total of approximately $6.0 million. Approximately $0.9 million of acquisition costs related to the 2010 acquisitions is included in other expense in the accompanying statements of operations for the year ended December 31, 2010.

Divestitures

During August 2011, our predecessor sold working interests related to the deep rights under approximately 4,200 acres in Webb County located in South Texas and options related to an additional 9,000 acres of deep rights in Webb County. Total cash consideration received by our predecessor in August 2011 was approximately $2.0 million, and a $0.8 million gain on the sale of properties was recognized for the year ended December 31, 2011 in the statement of operations. In November 2011, one of the options related to a portion of the 9,000 acres of deep rights was exercised for approximately $0.4 million of cash. No significant gain or loss was recognized related to this option exercise. The transactions did not involve the sale of any existing production.

On January 20, 2010, our predecessor sold its interests in the Saner wells for net proceeds of approximately $1.4 million. There was no significant gain or loss associated with this sale. In addition, during 2010, our predecessor received a settlement of approximately $1.2 million related to a property that our predecessor had not been given the opportunity to acquire despite a preferential right to acquire the property held by our predecessor. This settlement amount has been recorded in other income for the year ended December 31, 2010.